Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Schedule of Redeemable Interest in Property Partnerships [Table Text Block]
The following table reflects the activity of the noncontrolling interest—redeemable interest in property partnership in the Company's Fountain Square consolidated joint venture for the for the years ended December 31, 2013 and 2012 (in thousands):

Balance at December 31, 2011	$—
Acquisition-date fair value of redeemable interest	98,787
Net loss	(719)
Distributions	(3,032)
Adjustment to reflect redeemable interest at redemption value	2,522
Balance at December 31, 2012	$97,558
Net loss	(1,839)
Distributions	(4,585)
Adjustment to reflect redeemable interest at redemption value	8,475
Balance at December 31, 2013	$99,609

Schedule Of Redeemable Preferred Units of the Operating Partnership
The following table reflects the activity of the noncontrolling interests—redeemable preferred units of the Operating Partnership for the years ended December 31, 2013, 2012 and 2011 (in thousands):

Balance at December 31, 2010	$55,652
Net income	3,339
Distributions	(3,339)
Balance at December 31, 2011	$55,652
Issuance of redeemable preferred units (Series Four Preferred Units)	79,405
Net income	3,497
Distributions	(3,497)
Redemption of redeemable preferred units (Series Four Preferred Units)	(18,329)
Conversion of redeemable preferred units (Series Two Preferred Units) to common units	(5,852)
Balance at December 31, 2012	$110,876
Net income	6,046
Distributions	(6,046)
Redemption of redeemable preferred units (Series Four Preferred Units)	(43,070)
Conversion of redeemable preferred units (Series Two Preferred Units) to common units	(16,494)
Balance at December 31, 2013	$51,312